CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES	12 Months Ended
Dec. 31, 2024
Asset Acquisition, Contingent Consideration, Liability [Abstract]
CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES	CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES
Activity related to the contingent shares and earnout liabilities consisted of the following (in thousands):

Balance at December 31, 2022	$14,657
Contingent Shares Issued for Plus Products Acquisition	(4,446)
Change in Fair Value of Contingent Liabilities	24,378
Balance at December 31, 2023	34,589
Change in Fair Value of Contingent Liabilities	(14,324)
Balance at December 31, 2024	$20,265
Contingent Earnout – Mercer Park Business Combination
On June 29, 2021, Mercer Park, a special purpose acquisition corporation (or “SPAC”) listed on the NEO Exchange Inc. (currently, Cboe Canada) in Canada, consummated its qualifying transaction (the “Mercer Park Business Combination”) pursuant to the terms of an Agreement and Plan of Merger dated as of April 8, 2021, as amended (the “Mercer Park Business Combination Agreement”), pursuant to which Mercer Park indirectly acquired 100% of the common equity interests of GH Group. The Business Combination was effectuated by a reverse merger of an indirect subsidiary of Mercer Park with GH Group, with GH Group as the surviving entity that became a majority-owned indirect subsidiary of the Company.
Upon closing of the Mercer Park Business Combination, 1,008,975 Equity Shares issued to the sponsor of Mercer Park were locked up by the Company. These Equity Shares were to be released from the lock-up restrictions based upon the amount of cash raised by the Company from certain debt and equity financings through June 2023. During the year ended December 31, 2021, the Company released 392,819 Equity Shares that were originally subject to lock-up restrictions. In accordance with ASC 480, Distinguishing Liabilities from Equity, management determined the provisions of these earnouts required liability treatment. Accordingly, the remaining 616,156 Equity Shares were subject to a capital-based earnout of permitted debt or equity financings within one year following closing. During the year ended December 31, 2023, the Company determined the criteria applicable to the sponsor earnout liability related to the Mercer Park Business Combination was not satisfied at the expiration of the earnout period and recorded a decrease in fair value of $1.2 million included in (gain) loss on change in fair value of contingent liabilities and shares payable on the Consolidated Statements of Operations.
Additional earnout payments consisting of up to an additional 6,306,095 Equity Shares were issuable to the previous sponsor of Mercer Park and all holders of record of the Equity Shares, the Exchangeable Shares, vested stock options and vested RSUs as of December 31, 2022 in the event the 20-day VWAP of the Equity Shares reached $13.00 or $15.00 within two years of closing of the Business Combination. In accordance with ASC 480, management determined the provisions of this earnout did not require liability treatment. During the year ended December 31, 2023, the Company determined that the Equity Share price targets were not met and no Equity Shares were issued in connection with this earnout.
Contingent Earnout – Camarillo Transaction
During the year ended December 31, 2021, the Company purchased certain real property in Camarillo, California (the “Camarillo Transaction”). As a consideration for the option right to purchase certain real property in conjunction with the Camarillo Transaction (the “Option Right”), the Company is obligated to pay a contingent earnout fee of up to $75 million, payable in Equity Shares, if certain conditions and financial metrics are met. The contingent consideration is classified as a Level 3 investment in the fair value hierarchy. The value of the contingent consideration is based upon the potential earn-out of the facilities’ adjusted earnings during the earnout period and is measured at fair value using a discounted cash flow model that is based on unobservable inputs. As of December 31, 2024 and 2023, the fair value of the contingent earnout was nil and $18.1 million, respectively, and included as a component of contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The decrease in fair value of $18.1 million and increase in fair value of $14.0 million during the years ended December 31, 2024 and 2023, respectively, were included in (gain) loss on change in fair value of contingent liabilities and shares payable on the Consolidated Statements of Operations. During the year ended December 31, 2023, due to the improvement in the Company’s operations at the facility, the Company determined the potential earnings had significantly increased and as a result increased the fair value of the earnout liability. During the year ended December 31, 2024, due to a decrease in the projected financial metrics related to the Company’s operations at the facility, the Company reduced the fair value of the earnout liability.
Contingent Shares – Camarillo Transaction
As additional consideration for the Option Right, the Company issued 6,500,000 Equity Shares upon the closing of the Camarillo Transaction. The Company allocated the fair value of the Option Right to the assets acquired upon its exercise in September 2021. In addition to the Equity Shares issued for the Option Right, the Company is obligated to issue up to 3,500,000 Equity Shares as a contingent payment, which are subject to certain conditions and events following closing. The contingent shares are classified as Level 3 investments in the fair value hierarchy. The value of the contingent consideration is based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs. As of December 31, 2024 and 2023, the fair value of the contingent payment was $20.3 million and $16.5 million, respectively, and included as a component in contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The Company recorded increases in fair value of $3.7 million and $9.7 million during the years ended December 31, 2024 and 2023, respectively, included in (gain) loss on change in fair value of contingent liabilities and shares payable on the Consolidated Statements of Operations.
Contingent RSUs – Plus Products
On April 28, 2022, the Company completed an acquisition of 100% of the equity interests in Plus Products Holdings, Inc. (“Plus Products”), a leading cannabis edibles company located in California. Pursuant to the terms of the acquisition agreement, the Company issued 1,300,000 RSUs contingent on revenue earnout provisions. The Company allocated the fair value of the contingent RSUs to the net assets acquired upon the closing of the transaction. During the year ended December 31, 2023, the Company recorded an increase in fair value of $1.9 million included in (gain) loss on change in fair value of contingent liabilities and shares payable on the Consolidated Statements of Operations, reclassified $4.4 million of contingent shares payable to additional paid-in-capital and issued Equity Shares as final settlement of the share payable contractual requirement. See Note 14 – Shareholders’ Equity for further discussion.